Other non-financial assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other current non-financial assets	$ 29,674,705	$ 22,037,741
Other non-current non-financial assets	12,311,027	12,613,444
Insurance Paid [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	7,023,579	5,969,572
Other non-current non-financial assets	2,605,172	0
Advertisings [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	9,430,148	9,638,905
Other non-current non-financial assets	9,452,969	12,189,131
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	9,860,004	2,646,597
Other non-current non-financial assets	0	0
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	1,736,475	1,633,812
Other non-current non-financial assets	156,307	312,916
Advances Total [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	28,050,206	19,888,886
Other non-current non-financial assets	12,214,448	12,502,047
Guarantees Paid [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	0	11,223
Other non-current non-financial assets	92,963	107,492
Consumables [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	754,621	985,485
Other non-current non-financial assets	0	0
Dividends Receivable [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	869,878	1,152,147
Other non-current non-financial assets	0	0
Other Nonfinancial Assets [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	0	0
Other non-current non-financial assets	3,616	3,905
Other Asset Total [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	1,624,499	2,148,855
Other non-current non-financial assets	$ 96,579	$ 111,397